Fees Summary	Oct. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 158,303,060.07
Previously Paid Amount
Total Fee Amount	21,861.65
Total Offset Amount
Net Fee	$ 21,861.65